Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Under / (Over) provision for income taxes in prior financial years	$ 16,830	$ (43,790)